Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Integrated Large Cap Value Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,710	$ 19,020	$ 17,430	$ 18,692	$ 13,078	$ 12,987	$ 13,960	$ 12,052	$ 10,510	$ 9,955	$ 10,000
Columbia Integrated Large Cap Value Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,706	19,022	17,436	18,692	13,078	12,987	13,960	12,052	10,510	9,955	10,000
Columbia Integrated Large Cap Value Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 20,882	17,523	16,101	17,309	12,144	12,092	13,023	11,268	9,856	9,359	9,425
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Value Index
Account Value	$ 23,360	19,282	17,756	18,935	13,877	13,762	13,677	12,161	10,899	9,652	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Index
Account Value	$ 32,952	$ 26,029	$ 22,555	$ 25,914	$ 19,595	$ 15,996	$ 15,607	$ 13,025	$ 11,214	$ 10,040	$ 10,000